Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Canada: 21.6%
6,370		Agnico-Eagle Mines Ltd.	$277,668	0.3
232,531	(1)	B2Gold Corp.	630,159	0.6
85,575		Barrick Gold Corp.	1,062,842	1.1
26,626		Cameco Corp.	268,656	0.3
85,934		Canadian Natural Resources Ltd.	2,319,359	2.3
35,523		Cenovus Energy, Inc.	290,933	0.3
120,164		Enbridge, Inc.	4,430,447	4.4
108,567		EnCana Corp.	572,148	0.6
75,162		Enerplus Corp.	547,179	0.5
12,241		Franco-Nevada Corp.	944,883	0.9
95,351	(1)	Kinross Gold Corp.	311,798	0.3
27,384		Kirkland Lake Gold Ltd.	945,022	0.9
13,382		Norbord, Inc.	261,083	0.3
37,970		PAN American Silver Corp.	412,734	0.4
28,823		Pembina Pipeline Corp.	1,028,116	1.0
118,750		Suncor Energy, Inc.	3,657,500	3.6
46,918		TC Energy Corp.	2,283,968	2.3
45,924		Teck Cominco Ltd. - Class B	932,716	0.9
11,387		Wheaton Precious Metals Corp.	251,653	0.3
127,517		Yamana Gold, Inc.	253,759	0.3
			21,682,623	21.6

		United Kingdom: 1.0%
50,773		TechnipFMC PLC	1,056,079	1.0

		United States: 76.7%
27,447		Anadarko Petroleum Corp.	1,931,445	1.9
9,680		Apache Corp.	252,358	0.3
10,299		Avery Dennison Corp.	1,071,714	1.1
13,489		Baker Hughes a GE Co.	288,799	0.3
11,862		Ball Corp.	728,208	0.7
18,667	(1)	Berry Global Group, Inc.	877,722	0.9
14,048		Cabot Oil & Gas Corp.	351,481	0.4
33,585	(1)	Carrizo Oil & Gas, Inc.	341,895	0.3
4,982	(1)	Cheniere Energy, Inc.	314,763	0.3
84,235		Chevron Corp.	9,590,155	9.5
9,949		Cimarex Energy Co.	568,983	0.6
10,168		Compass Minerals International, Inc.	518,670	0.5
17,853		Concho Resources, Inc./Midland TX	1,749,773	1.7
79,903		ConocoPhillips	4,711,081	4.7
17,933	(1)	Continental Resources, Inc.	627,655	0.6
18,777	(1)	Crown Holdings, Inc.	1,040,809	1.0
11,615		Delek US Holdings, Inc.	355,535	0.4
12,221		Devon Energy Corp.	307,480	0.3
4,513		Diamondback Energy, Inc.	442,545	0.4
14,432	(1)	Dril-Quip, Inc.	595,320	0.6
10,515		Eagle Materials, Inc.	904,921	0.9
43,025		EOG Resources, Inc.	3,522,887	3.5
21,383		EQT Corp.	391,309	0.4
13,323		Equitrans Midstream Corp.	264,595	0.3
139,531		Exxon Mobil Corp.	9,874,609	9.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
49,343		Freeport-McMoRan, Inc.	$479,121	0.5
34,467	(1)	Gulfport Energy Corp.	188,534	0.2
74,965		Halliburton Co.	1,596,005	1.6
10,501		Helmerich & Payne, Inc.	513,604	0.5
6,149		Hess Corp.	343,483	0.3
21,360		HollyFrontier Corp.	811,253	0.8
14,130		International Paper Co.	585,971	0.6
92,429		Kinder Morgan, Inc.	1,843,959	1.8
31,119		Louisiana-Pacific Corp.	710,136	0.7
58,731		Marathon Oil Corp.	772,313	0.8
52,311		Marathon Petroleum Corp.	2,405,783	2.4
1,459		Martin Marietta Materials, Inc.	307,119	0.3
10,998		National Oilwell Varco, Inc.	229,308	0.2
33,700		Newmont Goldcorp Corp.	1,115,133	1.1
11,145		Noble Energy, Inc.	238,503	0.2
50,128		Occidental Petroleum Corp.	2,494,871	2.5
29,340		Oneok, Inc.	1,866,611	1.9
11,640		Packaging Corp. of America	1,036,891	1.0
46,111	(1)	Parsley Energy, Inc.	822,159	0.8
33,383		Patterson-UTI Energy, Inc.	354,861	0.4
22,064		PBF Energy, Inc.	582,490	0.6
12,012	(1)	PDC Energy, Inc.	366,606	0.4
20,523		Peabody Energy Corp.	482,701	0.5
32,703		Phillips 66	2,642,402	2.6
13,867		Pioneer Natural Resources Co.	1,968,559	2.0
5,702		Royal Gold, Inc.	501,719	0.5
24,381		RPC, Inc.	181,395	0.2
76,173		Schlumberger Ltd.	2,642,441	2.6
15,479		Sonoco Products Co.	957,067	1.0
64,270	(1)	Southwestern Energy Co.	230,729	0.2
62,663	(1)	SRC Energy, Inc.	297,023	0.3
7,500		Targa Resources Corp.	288,450	0.3
33,326		Valero Energy Corp.	2,346,150	2.3
9,675		Vulcan Materials Co.	1,208,504	1.2
7,310		WestRock Co.	238,306	0.2
58,306		Williams Cos., Inc.	1,538,112	1.5
9,428		World Fuel Services Corp.	274,732	0.3
			77,087,716	76.7

	Total Common Stock (Cost $128,226,350)		99,826,418	99.3

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
575,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.280% (Cost $575,000)	$575,000	0.6

	Total Short-Term Investments (Cost $575,000)	575,000	0.6

	Total Investments in Securities (Cost $128,801,350)	$100,401,418	99.9
	Assets in Excess of Other Liabilities	127,738	0.1
	Net Assets	$100,529,156	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2019.

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	25.7%
Oil & Gas Exploration & Production	22.6
Oil & Gas Refining & Marketing	8.7
Oil & Gas Storage & Transportation	8.3
Oil & Gas Equipment & Services	6.0
Pipelines	3.6
Mining	3.4
Gold	3.3
Paper Packaging	2.9
Metal & Glass Containers	2.6
Construction Materials	2.4
Diversified Metals & Mining	1.9
Utilities	1.9
Materials	1.7
Oil & Gas	1.5
Energy	1.1
Coal	0.5
Oil&Gas Services	0.5
Oil & Gas Drilling	0.4
Building Materials	0.3
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$99,826,418	$–	$–	$99,826,418
Short-Term Investments	575,000	–	–	575,000
Total Investments, at fair value	$100,401,418	$–	$–	$100,401,418

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(597,527)	$–	$(597,527)
Total Liabilities	$–	$(597,527)	$–	$(597,527)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2019, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	Goldman Sachs International	Call	07/02/19	USD	59.950	495,151	USD	29,100,024	$426,325	$(426,325)
Materials Select Sector SPDR® Fund	Goldman Sachs International	Call	06/21/19	USD	55.740	128,088	USD	6,756,642	65,095	(10,006)
SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs International	Call	06/21/19	USD	30.960	393,354	USD	10,073,796	188,613	(9,721)
VanEck Vectors Gold Miners ETF	Goldman Sachs International	Call	06/21/19	USD	21.170	207,229	USD	4,474,074	84,363	(151,475)
									$764,396	$(597,527)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $128,055,687.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,516,786
Gross Unrealized Depreciation	(30,747,079)

Net Unrealized Depreciation	$(28,230,293)